Invested Assets and Investment Income - Schedule of Investment Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investment Income [line items]
Rental income, net of depreciation	$ 864	$ 1,013
Net Investment income	33,593	4,532
Investment income	15,393	13,560
Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	6,340	6,078
Gains (losses)	11,997	(6,303)
Impairment loss, net	(8)	18
Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	313	268
Gains (losses)	(18)	(12)
Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	620	556
Gains (losses)	3,188	(1,266)
Impairment loss, net	(24)	(43)
Mortgages [Member]
Disclosure of Investment Income [line items]
Interest income	1,951	1,824
Gains (losses)	26	56
Provision, net		(8)
Recovery (provision), net	31
Private placements [Member]
Disclosure of Investment Income [line items]
Interest income	1,782	1,729
Gains (losses)	(62)	(83)
Impairment loss, net	(35)	(10)
Policy loans [member]
Disclosure of Investment Income [line items]
Net Investment income	391	371
Loans to Bank clients [Member]
Disclosure of Investment Income [line items]
Interest income	87	81
Provision, net	(1)	(1)
Real estate [Member]
Disclosure of Investment Income [line items]
Rental income, net of depreciation	505	515
Gains (losses)	508	445
Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	555	656
Gains (losses)	2,647	(2,224)
Other invested assets [Member]
Disclosure of Investment Income [line items]
Interest income	69	74
Oil and gas, timber, agriculture and other income	1,862	1,758
Gains (losses)	776	173
Impairment loss, net		(120)
Recovery (impairment loss), net	93
Interest income [member]
Disclosure of Investment Income [line items]
Investment income	11,488	11,081
Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	2,988	2,829
Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	56	(164)
Other [Member]
Disclosure of Investment Income [line items]
Investment income	861	(186)
Insurance and investment contract liabilities and macro equity hedges [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	18,200	(9,028)
Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	11,528	(5,994)
Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	2,870	(1,444)
Insurance and investment contract liabilities and macro equity hedges [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	26	55
Insurance and investment contract liabilities and macro equity hedges [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(62)	(83)
Insurance and investment contract liabilities and macro equity hedges [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	514	449
Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	748	213
Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	2,576	(2,224)
FVTPL [Member]
Disclosure of Investment Income [line items]
Net Investment income	24,720	(2,992)
Investment income	6,976	6,368
Realized and unrealized gains (losses) on assets	17,744	(9,360)
FVTPL [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	5,557	5,432
Gains (losses)	11,525	(5,993)
Impairment loss, net	(9)	18
FVTPL [Member] | Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	32	18
Gains (losses)	11	(74)
FVTPL [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	551	484
Gains (losses)	3,079	(1,596)
FVTPL [Member] | Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	579	689
Gains (losses)	2,653	(2,251)
FVTPL [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Gains (losses)	742	283
Impairment loss, net		(2)
FVTPL [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	6,168	6,139
FVTPL [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	552	484
FVTPL [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	(9)	16
FVTPL [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	265	(271)
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	11,521	(6,012)
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	2,865	(1,454)
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	776	357
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	2,582	(2,251)
AFS [Member]
Disclosure of Investment Income [line items]
Net Investment income	1,661	1,003
Investment income	1,649	979
Realized and unrealized gains (losses) on assets	12	24
AFS [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	783	646
Gains (losses)	472	(310)
Impairment loss, net	1
AFS [Member] | Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	281	250
Gains (losses)	(29)	62
AFS [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	69	72
Gains (losses)	109	330
Impairment loss, net	(24)	(43)
AFS [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Gains (losses)	(1)
Impairment loss, net		(4)
AFS [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	1,064	896
AFS [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	69	72
AFS [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	(23)	(47)
AFS [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	539	58
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	7	18
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	5	10
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets		(4)
Other [Member]
Disclosure of Investment Income [line items]
Net Investment income	7,212	6,521
Investment income	6,768	6,213
Other [Member] | Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	0
Gains (losses)	0
Other [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Interest income	1,951	1,824
Gains (losses)	26	56
Provision, net		(8)
Recovery (provision), net	31
Other [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Interest income	1,782	1,729
Gains (losses)	(62)	(83)
Impairment loss, net	(35)	(10)
Other [Member] | Policy loans [member]
Disclosure of Investment Income [line items]
Net Investment income	391	371
Other [Member] | Loans to Bank clients [Member]
Disclosure of Investment Income [line items]
Interest income	87	81
Provision, net	(1)	(1)
Other [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Rental income, net of depreciation	505	515
Gains (losses)	508	445
Other [Member] | Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	(24)	(33)
Gains (losses)	(6)	27
Other [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Interest income	69	74
Oil and gas, timber, agriculture and other income	1,862	1,758
Gains (losses)	35	(110)
Impairment loss, net		(114)
Recovery (impairment loss), net	93
Other [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	4,256	4,046
Other [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	2,367	2,273
Other [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	88	(133)
Other [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	57	27
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	444	308
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	26	55
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(62)	(83)
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	514	449
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(28)	(140)
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	$ (6)	$ 27